Stockholders' Equity - Equity based Compensation (Details) - USD ($)	1 Months Ended
	Jun. 30, 2019	Apr. 30, 2018
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Grant date fair value	$ 4,511,120
2019 Incentive Plan | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
2019 Incentive Plan | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
2018 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value		$ 5,344,500
2018 Incentive Plan | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
2018 Incentive Plan | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%